Deposits	12 Months Ended
Mar. 31, 2012
Deposits [Abstract]
Deposits

NOTE 8 - DEPOSITS

	March 31,
	2012			2011
	Weighted Average Rate	Amount	Percent	Weighted Average Rate	Amount	Percent
	(Dollars In Thousands)
Demand accounts:
Non-interest bearing	0.00%	$7,997	0.97%	0.00%	$8,249	0.99%
Crystal Checking	0.30	14,938	1.81	0.65	14,881	1.78
NOW	0.20	21,289	2.58	0.40	19,728	2.35
Super NOW	0.30	120	0.01	0.50	191	0.02
Money Market	0.30	21,085	2.55	0.50	20,941	2.50

	0.23	65,429	7.92	0.44	63,990	7.64

Savings and club accounts	0.33	122,852	14.87	0.51	119,318	14.25

Certificates of deposit	1.69	637,994	77.21	1.88	654,077	78.11

Total Deposits	1.37%	$826,275	100.00%	1.57%	$837,385	100.00%

Certificates of deposit with balances of $100,000 or more at March 31, 2012 and 2011 totaled approximately $237.3 million and $230.0 million, respectively. The Bank's deposits are insurable to applicable limits established by the Federal Deposit Insurance Corporation. The maximum deposit insurance amount is $250,000.

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2012	2011
	(In Thousands)
One year or less	$374,476	$346,624
After one to two years	150,704	198,595
After two to three years	67,070	64,205
After three to four years	11,766	32,453
After four years to five years	16,649	1,974
Thereafter	17,329	10,226

	$637,994	$654,077

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Demand	$195	$375	$481
Savings and club	518	874	1,009
Certificates of deposits	11,932	13,616	16,188

	$12,645	$14,865	$17,678